Inital Public Offering (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended	9 Months Ended
	Jan. 06, 2022	Jun. 30, 2022	Dec. 31, 2021
Inital Public Offering (Details) [Line Items]
Initial public offering, description		Each Unit consists of one share of Class A common stock and three-fourths of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).	Each Unit consists of one share of Class A common stock and three-fourths of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).
Price per unit		$ 10	$ 10
Underwriters partially exercised units (in Shares)	267,159
Gross proceeds (in Dollars)	$ 2.7
Forfeiture of founders shares (in Shares)	214,460
Initial Public Offering [Member]
Inital Public Offering (Details) [Line Items]
Initial public offering, description			7,500,000
Company sold units (in Shares)		7,500,000
Class A Common Stock [Member]
Inital Public Offering (Details) [Line Items]
Price per unit		$ 11.5	$ 11.5